Dividends - Summary of Quarterly Dividend Calendar (Detail)	6 Months Ended
Jun. 30, 2021
Quarterly Dividend For Q2 2021 [member]
Disclosure of Dividends [Line Items]
Announcement Date	Jul. 22, 2021
Ex-Dividend Date	Aug. 05, 2021
Record Date	Aug. 06, 2021
Payment Date	Sep. 08, 2021
Quarterly Dividend For Q3 2021 [member]
Disclosure of Dividends [Line Items]
Announcement Date	Oct. 21, 2021
Ex-Dividend Date	Nov. 04, 2021
Record Date	Nov. 05, 2021
Payment Date	Dec. 01, 2021